Regulatory Capital (Narrative) (Details)	Nov. 01, 2023	Feb. 01, 2023
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer	3.50%
Basel III [member]
Disclosure Of Regulatory Capital [Line Items]
Minimum leverage ratio		3.50%
Target Total Loss Absorbing Capacity Leverage Ratio		7.25%
Domestic systemically important banks addition leverage ratio		0.50%
DSIB And GSIB surcharges rate	1.00%
Basel III [member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Target Total Loss Absorbing Capacity	25.00%
Total Capital Target Ratio	15.00%
Basel III [member] | Regulatory Target Ratios [Member] | Tier 1 [Member]
Disclosure Of Regulatory Capital [Line Items]
Tier1 Target Ratio	13.00%
Basel III [member] | Regulatory Target Ratios [Member] | CET 1 [Member]
Disclosure Of Regulatory Capital [Line Items]
CET1 Target Ratio	11.50%